United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-6447

                      (Investment Company Act File Number)


                     Federated Fixed Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/04


                 Date of Reporting Period: Quarter ended 8/31/04


Item 1.     Schedule of Investments


Federated Limited Term Municipal Fund
Portfolio of Investments
August 31, 2004 (unaudited)


 Principal
 Amount                                                         Credit
                                                                Rating     1       Value


                  intermediate and Long-Term
                  Municipals--97.8%
                  Alabama--2.8%
$1,000,000        Alabama State Public School & College
                  Authority, Revenue Bonds, 5.00%, 2/1/2008     AA / Aa3      $    1,086,770
 2,865,000        DCH Health Care Authority, Health Care
                  Facilities Revenue Bonds, 4.00%, 6/1/2007     A+ / A1            2,968,770
 405,000          Huntsville, AL Health Care Authority,
                  Revenue Bonds, 5.25% (Huntsville Hospital
                  System), 6/1/2005                             NR / A2            414,898
 945,000          Huntsville, AL Health Care Authority,
                  Revenue Bonds, 5.25% (Huntsville Hospital
                  System), 6/1/2006                             NR / A2            994,603
                  Total                                                            5,465,041
                  Arizona--3.1%
 2,500,000        Maricopa County, AZ Pollution Control
                  Corp., (Series 1994D), 1.875% TOBs
                  (Arizona Public Service Co.), Mandatory
                  Tender 3/1/2005                               BBB / Baa1         2,497,950
 1,000,000        Salt River Project, AZ Agricultural
                  Improvement & Power District, Electric
                  System Refunding Revenue Bonds (Series
                  2002D), 5.00%, 1/1/2007                       AA / Aa2           1,070,520
 300,000          University Medical Center Corp, AZ,
                  Hospital Revenue Bonds, 5.00% (University
                  of Arizona Medical Center), 7/1/2008          BBB+ / A3          320,775
 1,000,000   2,3  Yavapai, AZ IDA, Solid Waste Disposal
                  Revenue Bonds, 3.65% TOBs (Waste
                  Management, Inc.), Mandatory Tender
                  3/1/2006                                      BBB / NR           1,011,180
 1,000,000   2,3  Yavapai, AZ IDA, Solid Waste Disposal
                  Revenue Bonds, 4.45% TOBs (Waste
                  Management, Inc.), Mandatory Tender
                  3/1/2008                                      BBB / NR           1,027,520
                  Total                                                            5,927,945
                  Arkansas--1.9%
 500,000          Arkansas Development Finance Authority,
                  Exempt Facilities Revenue Bonds , 2.85%
                  TOBs (Waste Management, Inc.), Mandatory
                  Tender 8/1/2005                               BBB / NR           501,085
 1,475,000        Pulaski County, AR, Hospital Refunding
                  Revenue Bonds (Series 2002B), 4.25%
                  (Arkansas Children's Hospital), 3/1/2006      A / A2             1,509,662
 1,530,000        Pulaski County, AR, Hospital Refunding
                  Revenue Bonds (Series 2002B), 4.50%
                  (Arkansas Children's Hospital), 3/1/2007      A / A2             1,579,771
                  Total                                                            3,590,518
                  California--6.0%
 1,500,000        California PCFA, Solid Waste Disposal
                  Revenue Bonds, 2.00% TOBs (Republic
                  Services, Inc.), Mandatory Tender
                  12/1/2004                                     BBB+ / NR          1,499,745
 1,500,000        California State Department of Water
                  Resources Power Supply Program, Power
                  Supply Revenue Bonds (Insured Series),
                  5.25% (MBIA Insurance Corp. INS), 5/1/2007    AAA / Aaa          1,629,000
 1,000,000        California State Department of Water
                  Resources Power Supply Program, Power
                  Supply Revenue Bonds (Series A), 5.50%,
                  5/1/2005                                      BBB+ / A2          1,025,770
 2,000,000        California State, Refunding UT GO Bonds,
                  5.00%, 2/1/2008                               A / A3             2,161,220
 3,000,000        California State, SAVR's (Series D-4),
                  05/01/2033                                    A / A3             3,000,000
 1,400,000        California State, SAVRs (2003 Series
                  D-5), 05/01/2033                              A / A3             1,400,098
 1,000,000   2,3  California Statewide Communities
                  Development Authority, Solid Waste
                  Facilities Disposal Revenue Bonds, 4.95%
                  TOBs (Waste Management, Inc.), Mandatory
                  Tender 4/1/2007                               BBB / NR           992,600
 45,000           Delta Counties, CA Home Mortgage Finance
                  Authority, SFM Revenue Bonds (Series
                  1998A), 4.85% (GNMA  COL)/(MBIA Insurance
                  Corp. INS), 12/1/2008                         AAA / Aaa          45,309
                  Total                                                            11,753,742
                  Colorado--3.6%
 35,000           Colorado HFA, SFM Revenue Bond, Series
                  C-1, 7.65%, 12/1/2025                         NR / Aa2           35,305
 275,000          Colorado HFA, Single Family Program
                  Senior Bonds (Series 1998C-1), 4.70%,
                  5/1/2020                                      NR / Aa2           276,356
 1,000,000        Colorado Health Facilities Authority,
                  Health Facilities Revenue Bonds (Series
                  2004B), 3.75% TOBs (Evangelical Lutheran
                  Good Samaritan Society), Mandatory Tender
                  6/1/2009                                      A- / A3            1,005,630
 1,000,000        Colorado Health Facilities Authority,
                  Revenue Bonds, 4.00% (Catholic Health
                  Initiatives), 9/1/2004                        AA / Aa2           1,000,000
 2,000,000        Countrydale, CO Metropolitan District, LT
                  GO Refunding Bonds, 3.50% TOBs (Compass
                  Bank, Birmingham LOC), Mandatory Tender
                  12/1/2007                                     NR / A1            2,032,360
 215,000          Denver, CO Health & Hospital Authority,
                  Healthcare Revenue Bonds (Series 2001A),
                  5.00%, 12/1/2004                              BBB / Baa3         216,296
 305,000          Denver, CO Health & Hospital Authority,
                  Healthcare Revenue Bonds (Series 2001A),
                  5.25%, 12/1/2005                              BBB / Baa3         313,275
 140,000          Denver, CO Health & Hospital Authority,
                  Healthcare Revenue Bonds (Series 2001A),
                  5.25%, 12/1/2006                              BBB / Baa3         145,779
 200,000          Denver, CO Health & Hospital Authority,
                  Healthcare Revenue Bonds (Series 2001A),
                  5.25%, 12/1/2007                              BBB / Baa3         209,180
 1,815,000        Dove Valley Metropolitan District, CO,
                  Refunding  UT GO Bonds, 3.30% TOBs (BNP
                  Paribas SA LOC), Mandatory Tender
                  11/1/2005                                     AA / NR            1,848,559
                  Total                                                            7,082,740
                  Connecticut--0.9%
 1,750,000        Connecticut Development Authority, PCR
                  Bonds, 3.35% TOBs (Connecticut Light &
                  Power Co.)/(AMBAC INS), Mandatory Tender
                  10/1/2008                                     AAA / Aaa          1,761,270
                  Florida--4.1%
 1,065,000        Escambia County, FL Health Facilities
                  Authority, Revenue Bonds (Series 2003A),
                  5.00% (Ascension Health Credit Group),
                  11/15/2008                                    AA / Aa2           1,155,536
 1,355,000   2,3  Florida State Department of Corrections,
                  Custodial Receipts, 3.00%, 9/10/2009          NR / A3            1,358,509
 1,455,000        Highlands County, FL Health Facilities
                  Authority, Hospital Revenue Bonds (Series
                  2002B), 3.50% (Adventist Health System),
                  11/15/2004                                    A / A2             1,461,111
 2,000,000        Miami-Dade County, FL, Capital Asset
                  Acquisition Special Obligation Bonds
                  (Series 2002A), 5.00% (AMBAC INS),
                  4/1/2008                                      AAA / Aaa          2,180,000
 1,680,000        Palm Beach County, FL Health Facilities
                  Authority, Hospital Refunding Revenue
                  Bonds (Series 2001), 5.00% (BRCH
                  Corporation Obligated Group), 12/1/2005       A / NR             1,740,967
                  Total                                                            7,896,123
                  Georgia--1.5%
 1,300,000        Atlanta, GA, UT GO Bonds, 4.50% (MBIA
                  Insurance Corp. INS), 12/1/2004               AAA / Aaa          1,310,439
 1,575,000        Decatur County-Bainbridge, GA IDA,
                  Revenue Bonds, 4.00% TOBs (John B.
                  Sanifilippo & Son)/(Lasalle Bank, N.A.
                  LOC), Mandatory Tender 6/1/2006               A+ / NR            1,613,257
                  Total                                                            2,923,696
                  Idaho--1.3%
 2,000,000        Boise City, ID Housing Authority,
                  Multifamily Housing Revenue Bonds (Series
                  2002A), 3.25% TOBs (Civic Plaza Housing
                  Project)/(Key Bank, N.A. LOC) 3/27/2006       NR / A1            2,021,340
 500,000          Idaho Housing Agency, SFM Bonds (Series
                  B-2), 4.65%, 7/1/2028                         NR / Aaa           503,895
                  Total                                                            2,525,235
                  Illinois--3.0%
 65,000           Chicago, IL Single Family Mortgage,
                  Collateralized SFM Revenue Bonds (Series
                  1997B), 5.10% (GNMA  COL), 9/1/2007           NR / Aaa           65,315
 1,000,000        Chicago, IL Transit Authority, Capital
                  Grant Receipts Revenue Bonds (Series B),
                  4.25% (AMBAC INS), 6/1/2008                   AAA / Aaa          1,018,760
 370,000          Illinois Development Finance Authority,
                  IDB, (Series 1995) Revenue Bonds, 5.80%
                  (Catholic Charities Housing Development
                  Corp.), 1/1/2007                              NR                 378,425
 165,000          Illinois Development Finance Authority,
                  IDB, Mortgage Revenue Refunding Bonds
                  (Series 1997A), 5.20% (MBIA Insurance
                  Corp. INS)/(FHA LOC), 7/1/2008                NR / Aaa           172,991
 2,000,000        Illinois Health Facilities Authority,
                  Revenue Bonds, 5.25% (Advocate Health
                  Care Network)/(Original Issue Yield:
                  5.33%), 11/15/2006                            AA / Aa3           2,128,160
 2,000,000        Illinois State, UT GO Bonds (First Series
                  of July 2002), 5.00% (MBIA Insurance
                  Corp. INS), 7/1/2007                          AAA / Aaa          2,162,400
                  Total                                                            5,926,051
                  Indiana--2.5%
 1,000,000        Indiana Development Finance Authority,
                  Refunding Revenue Bonds (Series 1998A),
                  4.75% TOBs (Southern Indiana Gas &
                  Electric Co.), Mandatory Tender 3/1/2006      BBB+ / Baa1        1,033,000
 500,000          Indiana Development Finance Authority,
                  Solid Waste Disposal Revenue Bonds, 2.70%
                  TOBs (Waste Management, Inc.), Mandatory
                  Tender 10/1/2004                              BBB / NR           500,105
 1,260,000        Indiana Health Facility Financing
                  Authority, Health System Revenue Bonds
                  (Series 2001), 5.00% (Sisters of St.
                  Francis Health Services, Inc.), 11/1/2005     NR / Aa3           1,305,436
 725,000          Indiana Health Facility Financing
                  Authority, Hospital Revenue Bonds (Series
                  2001A), 5.50% (Community Foundation of
                  Northwest Indiana), 8/1/2005                  BBB- / NR          740,239
 295,000          Indiana Health Facility Financing
                  Authority, Hospital Revenue Refunding
                  Bonds, 4.50% (Floyd Memorial Hospital,
                  IN)/(Original Issue Yield: 4.53%),
                  2/15/2005                                     A / NR             297,853
 1,000,000        Lawrenceburg, IN Pollution Control
                  Revenue Board, PCR Revenue Bonds (Series
                  F), 2.625% TOBs (Indiana Michigan Power
                  Co.), Mandatory Tender 10/1/2006              BBB / Baa2         1,001,000
                  Total                                                            4,877,633
                  Iowa--0.9%
 1,815,000        Iowa Finance Authority, Iowa State
                  Revolving Fund (Series 2001A), 4.75%,
                  2/1/2005                                      AAA / Aaa          1,840,846
                  Kansas--4.4%
 1,000,000        Burlington, KS, Refunding Revenue Bonds
                  (Series 1998B), 4.75% TOBs (Kansas City
                  Power And Light Co.), Mandatory Tender
                  10/1/2007                                     BBB / A3           1,053,290
 1,000,000        Burlington, KS, Refunding Revenue Bonds
                  (Series 1998C), 2.25% TOBs (Kansas City
                  Power And Light Co.), Mandatory Tender
                  9/1/2004                                      BBB / A3           1,000,000
 2,465,000        Johnson County, KS Unified School
                  District No. 233, Refunding UT GO Bonds,
                  5.00% (FGIC INS), 3/1/2005                    AAA / Aaa          2,509,715
 1,155,000        Kansas Development Finance Authority,
                  Revenue Bonds, 5.50% (Sisters of Charity,
                  Leavenworth)/(MBIA Insurance Corp. INS),
                  12/1/2005                                     AAA / Aaa          1,210,683
 1,000,000        La Cygne, KS, Environmental Improvement
                  Revenue Refunding Bonds (Series 1994),
                  2.25% TOBs (Kansas City Power And Light
                  Co.), Mandatory Tender 9/1/2005               BBB / A2           1,000,000
 1,000,000        La Cygne, KS, Environmental Improvement
                  Revenue Refunding Bonds (Series 1994),
                  3.90% TOBs (Kansas City Power And Light
                  Co.), Mandatory Tender 9/1/2004               BBB / A2           1,000,000
 785,000          Lawrence, KS Hospital Authority, Hospital
                  Revenue Bonds, 4.00% (Lawrence Memorial
                  Hospital), 7/1/2008                           NR / Baa1          804,892
 45,000           Sedgwick & Shawnee Counties, KS, SFM
                  Revenue Bonds, Mortgage-Backed Securities
                  Program (Series 1998 A-1), 5.00% (GNMA
                  COL), 6/1/2013                                NR / Aaa           46,228
                  Total                                                            8,624,808
                  Kentucky--1.0%
 875,000          Kentucky Economic Development Finance
                  Authority, Revenue Bonds, 4.00% (Catholic
                  Health Initiatives), 9/1/2004                 AA / Aa2           875,000
 1,000,000        Kentucky Housing Corp., Housing Revenue
                  Bonds (Series 2003F), 1.80%, 1/1/2006         AAA / Aaa          1,003,540
                  Total                                                            1,878,540
                  Louisiana--3.2%
 1,000,000        Calcasieu Parish, LA, IDB, PCR Refunding
                  Bonds, (Series 2001), 4.80% (Occidental
                  Petroleum Corp.), 12/1/2006                   BBB+ / Baa1        1,048,260
 1,000,000        Louisiana State Correctional Facilities
                  Corp., Refunding Lease Revenue Bonds,
                  5.00% (Radian Asset Assurance INS),
                  12/15/2004                                    AA / NR            1,009,950
 2,000,000        Louisiana State Offshore Terminal
                  Authority, Deep Water Port Refunding
                  Revenue Bonds (Series 2003D), 4.00% TOBs
                  (Loop LLC), Mandatory Tender 9/1/2008         A / A3             2,064,560
 2,000,000        St. Charles Parish, LA, PCR Refunding
                  Revenue Bonds (Series 1999A), 4.90% TOBs
                  (Entergy Louisiana, Inc.), Mandatory
                  Tender 6/1/2005                               BBB- / Baa2        2,029,500
                  Total                                                            6,152,270
                  Maryland--0.4%
 850,000          Prince Georges County, MD, IDRB (Series
                  1993), 2.16% TOBs (International Paper
                  Co.), Optional Tender 7/15/2005               BBB / Baa2         851,012
                  Massachusetts--0.9%
 1,115,000        Massachusetts HEFA, Revenue Bonds (Series
                  C), 5.00% (Milton Hospital), 7/1/2005         BBB / NR           1,132,851
 500,000          Massachusetts Water Pollution Abatement
                  Trust Pool, Pool Program Bonds (Series
                  8), 5.00%, 8/1/2006                           AAA / Aaa          530,275
                  Total                                                            1,663,126
                  Michigan--5.9%
 1,000,000        Detroit, MI, Capital Improvement LT GO
                  Bonds (Series 2002A), 5.00% (MBIA
                  Insurance Corp. INS), 4/1/2007                AAA / Aaa          1,074,760
 1,250,000        Michigan Public Power Agency, Belle River
                  Project Refunding Revenue Bonds (Series
                  2002A), 5.00% (MBIA Insurance Corp. INS),
                  1/1/2007                                      AAA / Aaa          1,337,263
 1,810,000        Michigan Public Power Agency, Belle River
                  Project Refunding Revenue Bonds (Series
                  2002A), 5.00%, 1/1/2005                       AA / A1            1,831,829
 1,000,000        Michigan State Hospital Finance
                  Authority, Hospital Refunding Revenue
                  Bonds (Series 2003A), 5.00% (Henry Ford
                  Health System, MI), 3/1/2008                  A- / A1            1,069,830
 500,000          Michigan State Hospital Finance
                  Authority, Hospital Refunding Revenue
                  Bonds, 5.00% (Sparrow Obligated Group,
                  MI), 11/15/2004                               A / A1             503,280
 1,000,000        Michigan State Hospital Finance
                  Authority, Revenue Bonds, 5.00% (Oakwood
                  Obligated Group), 11/1/2007                   A / A2             1,057,310
 1,000,000        Michigan State Hospital Finance
                  Authority, Revenue Bonds, 5.00% (Oakwood
                  Obligated Group), 11/1/2006                   A / A2             1,049,520
 1,000,000        Michigan State Strategic Fund, Revenue
                  Bonds (Series 2004), 4.75% (NSF
                  International), 8/1/2009                      A- / NR            1,072,700
 1,000,000        Michigan State Strategic Fund, Revenue
                  Bonds, 3.75% TOBs (Waste Management,
                  Inc.), Mandatory Tender 8/1/2007              BBB / NR           1,009,760
 1,285,000        Saginaw, MI Hospital Finance Authority,
                  Hospital Revenue Refunding Bonds (Series
                  2004G), 4.75% (Covenant Medical Center,
                  Inc.), 7/1/2009                               A / NR             1,367,266
                  Total                                                            11,373,518
                  Minnesota--2.5%
 1,500,000        Maplewood, MN, Health Care Facility
                  Revenue Bonds (Series 1996), 5.95%
                  (Healtheast, MN), 11/15/2006                  BB / Ba2           1,501,275
 1,530,000        Minneapolis, MN Health Care System,
                  Revenue Bonds (Series 2002A), 5.00%
                  (Allina Health System, MN), 11/15/2007        NR / A3            1,630,995
 1,000,000        Minneapolis/St. Paul, MN Housing &
                  Redevelopment Authority, Health Care
                  Facility Revenue Bonds (Series 2003),
                  4.50% (HealthPartners Obligated Group),
                  12/1/2006                                     BBB+ / Baa1        1,036,830
 750,000          Minneapolis/St. Paul, MN Housing &
                  Redevelopment Authority, Health Care
                  Facility Revenue Bonds (Series 2003),
                  4.50% (HealthPartners Obligated Group),
                  12/1/2007                                     BBB+ / Baa1        781,133
                  Total                                                            4,950,233
                  Missouri--0.8%
 960,000          Cape Girardeau County, MO IDA, Health
                  Care Facilities Revenue Bonds (Series A),
                  5.00% (St. Francis Medical Center, MO),
                  6/1/2007                                      A / NR             1,013,789
 115,000          Kansas City, MO IDA, PCR Bonds, 6.05%
                  (General Motors Corp.), 4/1/2006              BBB / Baa1         115,099
 425,000          West Plains, MO IDA, Hospital Revenue
                  Bonds, 5.05% (Ozarks Medical
                  Center)/(Original Issue Yield: 5.125%),
                  11/15/2005                                    BB+ / NR           429,862
                  Total                                                            1,558,750
                  Nebraska--0.7%
 271,771      2   Energy America, NE, Gas Supply Revenue
                  Bonds (Series 1998B), 5.10% (Nebraska
                  Public Gas Agency), 10/15/2005                NR                 264,922
 1,000,000        Nebraska Public Power District, General
                  Revenue Bonds (Series 2002B), 4.00%
                  (AMBAC INS), 1/1/2006                         AAA / Aaa          1,031,050
                  Total                                                            1,295,972
                  Nevada--0.5%
 1,000,000        Clark County, NV, IDRB (Series 2003D),
                  3.35% TOBs (Southwest Gas Corp.),
                  Mandatory Tender 9/1/2004                     BBB- / Baa2        1,000,000
                  New Hampshire--1.0%
 2,000,000        New Hampshire Business Finance Authority,
                  Refunding PCR Bonds, 3.50% TOBs (United
                  Illuminating Co.), Mandatory Tender
                  2/1/2009                                      NR / Baa1          1,997,840
                  New Jersey--0.9%
 705,000          New Jersey EDA, Revenue Refunding Bonds
                  (Series A), 4.00% (Winchester Gardens at
                  Ward Homestead)/(Original Issue Yield:
                  4.10%), 11/1/2009                             NR                 697,576
 1,000,000        New Jersey State Transportation Corp.,
                  Certificates of Participation (Series
                  2000B), 5.50% (AMBAC INS), 9/15/2007          AAA / Aaa          1,093,670
                  Total                                                            1,791,246
                  New York--10.1%
 1,000,000        Dutchess County, NY IDA, Revenue Bonds,
                  2.80% (Marist College), 7/1/2006              NR / Baa1          1,010,440
 1,110,000        Dutchess County, NY IDA, Revenue Bonds,
                  4.00% (Marist College), 7/1/2009              NR / Baa1          1,137,672
 1,750,000        Long Island Power Authority, NY, Electric
                  System General Revenue Bonds (Series
                  2003A), 4.50%, 6/1/2005                       A- / Baa1          1,785,805
 1,000,000        New York City, NY Transitional Finance
                  Authority, Future Tax Secured Bonds
                  (Series 2003C), 5.00%, 8/1/2006               AA+ / Aa2          1,060,100
 1,000,000        New York City, NY Transitional Finance
                  Authority, Secured Future Tax Revenue
                  Bonds (Series 2003A), 5.00%, 2/1/2009         AA+ / Aa2          1,096,360
 1,000,000        New York City, NY, UT GO Bonds (Series
                  2001F), 5.00%, 8/1/2007                       A / A2             1,076,110
 1,000,000        New York City, NY, UT GO Bonds (Series
                  D), 5.00%, 8/1/2006                           A / A2             1,056,860
 1,000,000        New York City, NY, UT GO Bonds (Series
                  E), 5.00%, 8/1/2007                           A / A2             1,076,110
 1,000,000        New York City, NY, UT GO Bonds (Series
                  G), 5.00%, 8/1/2008                           A / A2             1,086,590
 1,000,000        New York City, NY, UT GO Bonds (Series
                  F), 5.00%, 8/1/2008                           A / A2             1,086,590
 1,620,000        New York State Dormitory Authority,
                  Revenue Bonds (Series 2003), 4.00%
                  (Kateri Residence )/(Allied Irish Banks
                  PLC LOC), 7/1/2008                            NR / Aa3           1,692,851
 35,000           New York State Mortgage Agency, Homeowner
                  Mortgage Revenue Bonds (Series 71),
                  4.75%, 10/1/2021                              NR / Aa1           35,280
 2,000,000        New York State Thruway Authority, Local
                  Highway & Bridge Service Contract Bonds
                  (Series 2002), 5.00% (New York State),
                  4/1/2006                                      AA- / A3           2,097,020
 2,000,000        New York State Thruway Authority, Local
                  Highway & Bridge Service Contract Bonds
                  (Series 2002), 5.00% (New York State),
                  4/1/2007                                      AA- / A3           2,141,680
 1,000,000        New York State Urban Development Corp.,
                  Revenue Bonds (Series 2003B), 5.00% (New
                  York State Personal Income Tax Revenue
                  Bond Fund), 3/15/2007                         AA / NR            1,071,920
 1,025,000        United Nations, NY Development Corp.,
                  Senior Lien Refunding Revenue Bonds
                  (Series 2004A), 4.00%, 7/1/2007               NR / A3            1,076,681
                  Total                                                            19,588,069
                  North Carolina--0.8%
 1,500,000        North Carolina State, UT GO Bonds (Series
                  1997A), 5.20% (Original Issue Yield:
                  5.35%), 3/1/2013                              AAA / Aa1          1,646,160
                  Ohio--3.6%
 285,000          Ohio HFA, Residential Mortgage Revenue
                  Bonds (Series 1998A-1), 4.90% (GNMA
                  COL), 9/1/2025                                AAA / Aaa          286,405
 1,750,000        Ohio State Air Quality Development
                  Authority, Enviromental Refunding Revenue
                  Bonds, 2.00% TOBs (MeadWestvaco Corp.),
                  Mandatory Tender 11/1/2004                    BBB / Baa2         1,749,808
 875,000          Ohio State Air Quality Development
                  Authority, Refunding Revenue Bonds
                  (Series 2002A), 3.375% TOBs (Pennsylvania
                  Power Co.), Mandatory Tender 7/1/2005         BB+ / Baa2         875,490
 2,000,000        Ohio State Revenue, Major New State
                  Infrastructure Revenue Bonds, 5.00%,
                  6/15/2006                                     AA / Aa3           2,114,440
 1,000,000        Ohio State Water Development Authority
                  Pollution Control Facilities, Refunding
                  Revenue Bonds (Series 1999B), 4.50% TOBs
                  (Toledo Edison Co.), Mandatory Tender
                  9/1/2005                                      BB+ / Baa3         1,013,380
 1,000,000        Ohio State Water Development Authority
                  Pollution Control Facilities, Refunding
                  Revenue Bonds (Series B), 3.35% TOBs
                  (Ohio Edison Co.), Mandatory Tender
                  12/1/2005                                     BB+ / Baa2         999,670
                  Total                                                            7,039,193
                  Oregon--0.9%
 1,000,000        Clackamas County, OR Hospital Facilities
                  Authority, Revenue Refunding Bonds
                  (Series 2001), 5.00% (Legacy Health
                  System), 5/1/2006                             AA / Aa3           1,050,320
 750,000          Port of Portland, OR, 2.55% TOBs (Union
                  Pacific Railroad Co.)/(Union Pacific
                  Corp. GTD), Optional Tender 12/1/2004         BBB / NR           752,235
                  Total                                                            1,802,555
                  Pennsylvania--6.5%
 1,020,000        Commonwealth of Pennsylvania, UT GO
                  Bonds, 5.25%, 10/15/2006                      AA / Aa2           1,093,593
 1,420,000        Erie County, PA, UT GO Bonds, 5.25%
                  (AMBAC INS), 9/1/2004                         AAA / Aaa          1,420,000
 1,075,000        Lebanon County, PA Health Facilities
                  Authority, Hospital Revenue Bonds, 4.00%
                  (Good Samaritan Hospital), 11/15/2008         BBB+ / Baa1        1,090,502
 1,000,000        Montgomery County, PA IDA, PCR Refunding
                  Bonds (Series 1999A), 5.20% TOBs (Peco
                  Energy Co.), Mandatory Tender 10/1/2004       BBB+ / A3          1,002,450
 2,000,000        Montgomery County, PA IDA, PCR Refunding
                  Bonds (Series 1999B), 5.30% TOBs (Peco
                  Energy Co.), Mandatory Tender 10/1/2004       BBB+ / A3          2,004,740
 315,000          Pennsylvania EDFA, Exempt Facilities
                  Revenue Bonds (Series 2001A), 6.00%
                  (Amtrak), 11/1/2005                           BBB / A3           323,864
 1,015,000        Pennsylvania EDFA, Resource Recovery
                  Refunding Revenue Bonds (Series B), 6.75%
                  (Northampton Generating), 1/1/2007            BBB- / NR          1,050,728
 1,005,000        Pennsylvania State Higher Education
                  Facilities Authority, Revenue Bonds
                  (Series 2001A), 5.75% (UPMC Health
                  System), 1/15/2008                            A / NR             1,092,033
 1,000,000        Pennsylvania State Higher Education
                  Facilities Authority, Revenue Bonds,
                  3.625% TOBs (King's College)/(PNC Bank,
                  N.A. LOC), Mandatory Tender 5/1/2006          AA- / NR           1,027,950
 1,000,000        Pennsylvania State, Refunding UT GO
                  Bonds, 5.125% (AMBAC INS)/
                  (Original Issue Yield: 5.35%), 9/15/2011      AAA / Aaa          1,085,060
 1,400,000        Sayre, PA, Health Care Facilities
                  Authority, Revenue Bonds (Series 2002A),
                  5.50% (Guthrie Healthcare System, PA),
                  12/1/2004                                     A- / NR            1,412,558
 115,000          Scranton-Lackawanna, PA Health & Welfare
                  Authority, Revenue Bonds, 7.125% (Allied
                  Services Rehabilitation Hospitals, PA),
                  7/15/2005                                     BB+                116,632
                  Total                                                            12,720,110
                  Rhode Island--0.8%
 400,000          Rhode Island State Health and Educational
                  Building Corp., Hospital Financing
                  Revenue Bonds (Series 2002), 5.00%
                  (Lifespan Obligated Group), 8/15/2005         BBB / Baa2         408,064
 500,000          Rhode Island State Health and Educational
                  Building Corp., Hospital Financing
                  Revenue Bonds (Series 2002), 5.25%
                  (Lifespan Obligated Group), 8/15/2006         BBB / Baa2         519,705
 510,000          Rhode Island State Health and Educational
                  Building Corp., Hospital Financing
                  Revenue Bonds (Series 2002), 5.50%
                  (Lifespan Obligated Group), 8/15/2007         BBB / Baa2         537,662
                  Total                                                            1,465,431
                  South Carolina--2.1%
 2,000,000        Piedmont Municipal Power Agency, SC,
                  Refunding Electric Revenue Bonds (Series
                  2002A), 5.00% (FGIC INS), 1/1/2005            AAA / Aaa          2,024,260
 1,000,000        Richland County, SC, Environmental
                  Improvement Revenue Refunding Bonds
                  (Series 2002A), 4.25% (International
                  Paper Co.), 10/1/2007                         BBB / Baa2         1,029,620
 1,000,000        South Carolina Jobs-EDA, Hospital
                  Facilities Revenue Bonds (Series 2000A),
                  7.00% (Palmetto Health
                  Alliance)/(Escrowed to maturity
                  US.Treasury COL), 12/15/2004                  BBB / Baa2         1,015,640
                  Total                                                            4,069,520
                  South Dakota--0.7%
 1,255,000        South Dakota State Health & Educational
                  Authority, Revenue Bonds, 4.50% (Avera
                  Health)/(AMBAC INS), 7/1/2005                 AAA / Aaa          1,285,835
                  Tennessee--2.1%
 1,000,000        Carter County, TN IDB, (Series 1983),
                  4.15% (Inland Container Corp.), 10/1/2007     BBB / NR           1,035,730
 640,000          Knox County, TN Health Education &
                  Housing Facilities Board, Refunding
                  Improvement Revenue Bonds (Series 2003A),
                  4.00% (East Tennessee Children's
                  Hospital), 7/1/2006                           BBB+ / Baa1        651,712
 730,000          Montgomery County, TN HEFA Board,
                  Hospital Revenue Refunding Bonds, 4.65%
                  (Clarksville Regional Hospital)/(Original
                  Issue Yield: 4.75%), 1/1/2005                 BBB- / Baa2        735,497
 1,605,000        Sullivan County, TN Health Educational &
                  Housing Facilities Board, Hospital
                  Refunding Revenue Bonds, 4.50% (Wellmont
                  Health System), 9/1/2006                      BBB+ / NR          1,643,263
                  Total                                                            4,066,202
                  Texas--7.2%
 3,000,000        Austin, TX Water and Wastewater System,
                  Refunding Revenue Bonds (Series 2002A),
                  5.25% (AMBAC INS), 11/15/2007                 AAA / Aaa          3,285,030
 1,000,000        Gulf Coast, TX Waste Disposal Authority,
                  Environmental Facilities Refunding
                  Revenue Bonds, 4.20% (Occidental
                  Petroleum Corp.), 11/1/2006                   BBB+ / Baa1        1,038,250
 2,500,000        Matagorda County, TX Navigation District
                  Number One, PCR Refunding Bonds (Series
                  1999A), 2.15% TOBs (AEP Texas Central
                  Co.), Mandatory Tender 11/1/2004              BBB / Baa2         2,499,925
 1,500,000        North Central Texas HFDC, Revenue Bonds,
                  5.50% (Baylor Health Care System),
                  5/15/2007                                     AA- / Aa3          1,622,520
 1,675,000        Texas State Public Finance Authority,
                  Revenue Financing System Bonds (Series
                  2002), 4.50% (Texas Southern
                  University)/(MBIA Insurance Corp. INS),
                  11/1/2005                                     NR / Aaa           1,731,900
 2,000,000        Texas Turnpike Authority, Second Tier
                  BANs (Series 2002), 5.00%, 6/1/2008           AA / Aa3           2,178,740
 1,500,000        Texas Water Development Board, State
                  Revolving Fund Revenue Bonds (Series B),
                  5.50%, 7/15/2007                              AAA / Aaa          1,643,730
                  Total                                                            14,000,095
                  Utah--0.4%
 735,000          Intermountain Power Agency, UT, Power
                  Supply Revenue Refunding (Series B)
                  Bonds, 6.00% (MBIA Insurance Corp. LOC),
                  7/1/2006                                      AAA / Aaa          790,470
                  Virginia--2.3%
 1,000,000        Chesterfield County, VA IDA, PCR Bonds,
                  4.95% (Virginia Electric & Power Co.),
                  12/1/2007                                     BBB+ / A3          1,035,380
 1,000,000        Hopewell, VA, Public Improvement UT GO
                  Bonds (Series 2004A), 5.00%, 7/15/2009        A / A2             1,063,080
 640,000          Louisa, VA IDA, Solid Waste & Sewage
                  Disposal Revenue Bonds (Series 2000A),
                  2.35% TOBs (Virginia Electric & Power
                  Co.), Mandatory Tender 4/1/2007               BBB+ / A3          633,254
 1,000,000        Louisa, VA IDA, Solid Waste & Sewer
                  Disposal Revenue Bonds (Series 2001 A),
                  2.30% TOBs (Virginia Electric & Power
                  Co.), Mandatory Tender 3/1/2007               NR / A3            988,770
 750,000          Virginia Peninsula Port Authority,
                  Revenue Refunding Bonds (Series 2003),
                  3.30% TOBs (Dominion Terminal
                  Associates)/(Dominion Resources, Inc.
                  GTD), Mandatory Tender 10/1/2008              BBB+ / Baa1        752,835
                  Total                                                            4,473,319
                  Washington--2.7%
 2,035,000        Washington State, Refunding UT GO Bonds
                  (Series R-2000A), 5.00%, 1/1/2005             AA / Aa1           2,059,684
 2,000,000        Washington State, Refunding UT GO Bonds,
                  5.25%, 9/1/2005                               AA / Aa1           2,073,980
 1,000,000        Washington State, Various Purpose
                  Refunding UT GO Bonds (Series R-2003A),
                  3.50% (MBIA Insurance Corp. INS), 1/1/2007    AAA / Aaa          1,035,290
                  Total                                                            5,168,954
                  Wisconsin--1.7%
 1,030,000        Green Bay, WI Area Public School
                  District, Refunding UT GO Bonds, 5.10%,
                  4/1/2007                                      NR / Aa2           1,080,769
 965,000          Pleasant Prairie, WI Water & Sewer
                  System, BAN, 4.00%, 10/1/2007                 NR / A3            1,009,525
 1,245,000        Wisconsin State HEFA, Refunding Revenue
                  Bonds, 5.00% (Wheaton Franciscan
                  Services), 8/15/2005                          A / A2             1,280,707
                  Total                                                            3,371,001
                  Wyoming--2.1%
 1,500,000        Albany County, WY, PCR (Series 1985),
                  2.55% TOBs (Union Pacific Railroad
                  Co.)/(Union Pacific Corp. GTD), Optional
                  Tender 12/1/2004                              BBB / NR           1,499,715
 2,500,000        Lincoln County, WY, PCR Refunding Bonds
                  (Series 1991), 3.40% TOBs (Pacificorp),
                  Mandatory Tender 6/1/2010                     A / A3             2,489,450
                  Total                                                            3,989,165
                  Total intermediate and Long-Term
                  Municipals
                  (identified cost $187,588,853)                                   190,184,234
                  Short-Term Municipals--2.2%
                  Arizona--1.2%
 1,150,000        Prescott, AZ IDA, (Series A) Weekly VRDNs
                  (Prescott Convention Center,
                  Inc.)/(Household Finance Corp. GTD)           A-1 / NR           1,150,000
 1,150,000        Prescott, AZ IDA, (Series B) Weekly VRDNs
                  (Prescott Convention Center,
                  Inc.)/(Household Finance Corp. GTD)           A-1 / NR           1,150,000
                  Total                                                            2,300,000
                  Illinois--1.0%
 1,000,000        Illinois Development Finance Authority,
                  PCR, (Illinois Power Co.), (Series A),
                  04/01/2032                                    AAA / Aaa          1,000,000
 1,000,000        Illinois Development Finance Authority,
                  PCR, (Illinois Power Co.), (Series B),
                  04/01/2032                                    AAA/ Aaa           1,000,000
                  Total                                                            2,000,000
                  TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED
                  COST)                                                            4,300,000
                  tOTAL INVESTMENTS--100.0%
                  (IDENTIFIED COST $191,888,853) 4                            $    194,484,234
                  other assets and liabilities--net--(0.0)%                          (96,864)
                  TOTAL NET ASSETS--100%                                            194,387,370

     Securities that are subject to federal alternative minimum tax (AMT) represent 13.0% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $4,654,731 which represents 2.4% of total net assets. Additional information on restricted securities and securities purchased under Rule 144A that have not been deemed liquid by the Directors, for each security held at August 31, 2004 is as follows:

       Security                              Acquisition Date  Acquisition Cost
       Energy America, NE, Gas Supply Revenue
       Bonds (Series 1998B), 5.10% (Nebraska
       Public Gas Agency), 10/15/2005               3/18/1998       $271,771

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At August 31, 2004, these securities amounted to $4,389,809 which represents 2.3% of total net assets.

4 The cost of investments for federal tax purposes amounts to $191,888,811. The net unrealized appreciation of investments for federal tax purposes was $2,595,423. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,686,887 and net unrealized depreciation from investments for those securities having an excess of cost over value of $91,464.



Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
BANs        --Bond Anticipation Notes
COL         --Collateralized
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LOC         --Letter of Credit
LT          --Limited Tax
PCFA        --Pollution Control Finance Authority
PCR         --Pollution Control Revenue
SAVRs       --Select Auction Variable Rates
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes

















Federated Strategic Income Fund
Portfolio of Investments
August 31, 2004 (unaudited)


 Principal
 Amount or                                                                  Value in
 Shares                                                                     U.S. Dollars


                  Corporate Bonds--10.9%
                  Basic Industry - Chemicals--0.2%
$ 1,450,000   1,2 Fertinitro Finance, Company Guarantee, 8.290%,
                  4/01/2020                                                $1,197,287
  1,250,000   1,2 Reliance Industries Ltd., Bond, 8.250%, 1/15/2027         1,367,636
                  Total                                                     2,564,923
                  Basic Industry - Metals & Mining--0.3%
  3,000,000       Placer Dome, Inc., Bond, 8.500%, 12/31/2045               3,428,058
                  Basic Industry - Paper--0.5%
  3,230,000       Louisiana-Pacific Corp., 8.875%, 8/15/2010                3,827,550
  250,000         Pope & Talbot, Inc., 8.375%, 6/1/2013                     261,250
  450,000         Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027               525,096
  300,000         Weyerhaeuser Co., Note, 5.500%, 3/15/2005                 305,163
                  Total                                                     4,919,059
                  Cable Television--0.2%
  2,000,000   1,2 Kabel Deutschland GMBH , Series 144A, 10.750%,
                  7/01/2014                                                 2,499,836
                  Capital Goods - Diversified Manufacturing--1.0%
  1,000,000       Briggs & Stratton Corp., Company Guarantee,
                  8.875%, 3/15/2011                                         1,190,000
  3,500,000   1,2 Hutchison Whampoa Ltd., 6.500%, 2/13/2013                 3,705,695
  3,990,000       Tyco International Group, Company Guarantee,
                  6.375%, 2/15/2006                                         4,194,408
  2,020,000   1,2 Tyco International Group, Note, 4.436%, 6/15/2007         2,068,359
                  Total                                                     11,158,462
                  Capital Goods - Environmental--0.3%
  2,700,000       Waste Management, Inc., Deb., 8.750%, 5/01/2018           3,077,325
                  Communications - Media & Cable--1.3%
  2,535,000       British Sky Broadcasting Group PLC, 8.200%,
                  7/15/2009                                                 2,941,609
  1,187,000       British Sky Broadcasting Group PLC, Note, 6.875%,
                  2/23/2009                                                 1,306,994
  2,500,000       CF Cable TV, Note, 9.125%, 7/15/2007                      2,638,917
  3,900,000       Continental Cablevision, Sr. Deb., 8.875%,
                  9/15/2005                                                 4,151,550
  2,000,000       Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013       2,221,860
  1,000,000       Lenfest Communications, Inc., Sr. Sub. Note,
                  10.500%, 6/15/2006                                        1,130,000
                  Total                                                     14,390,930
                  Communications - Media Noncable--0.3%
  1,000,000       News America Holdings, Note, 8.150%, 10/17/2036           1,246,108
  2,000,000       Univision Communications, Inc., 7.850%, 7/15/2011         2,355,794
                  Total                                                     3,601,902
                  Communications - Telecom Wireless--0.4%
  3,000,000       AT&T Wireless Services, , Sr. Note, 7.350%,
                  3/01/2006                                                 3,204,120
  1,137,000       Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011       1,306,538
                  Total                                                     4,510,658
                  Communications - Telecom Wirelines--0.7%
  5,000,000       Citizens Communications , Note, 8.500%, 5/15/2006         5,387,500
  1,500,000   1,2 KT Corp., Note, 5.875%, 6/24/2014                         1,548,270
  1,000,000       Telecom de Puerto Rico, Note, 6.650%, 5/15/2006           1,055,930
                  Total                                                     7,991,700
                  Consumer Cyclical - Automotive--0.4%
  1,850,000       General Motors Acceptance, 4.500%, 7/15/2006              1,886,038
  1,000,000       General Motors Acceptance, 8.000%, 11/01/2031             1,045,780
  775,000         General Motors Corp., Note, 9.450%, 11/01/2011            899,240
                  Total                                                     3,831,058
                  Consumer Cyclical - Entertainment--0.2%
$ 1,250,000       AOL Time Warner, Inc., 5.625%, 5/01/2005                  1,277,637
  940,000         Time Warner, Inc., Deb., 8.110%, 8/15/2006                1,026,283
                  Total                                                     2,303,920
                  Consumer Cyclical - Retailers--0.2%
  2,300,000       Shopko Stores, Sr. Note, 9.250%, 3/15/2022                2,334,500
                  Consumer Non - Consumer Products--0.3%
  3,000,000       Alberto-Culver Co., Unsecd. Note, 8.250%,
                  11/01/2005                                                3,196,500
                  Consumer Non - Tobacco--0.1%
  1,000,000       Altria Group, Inc., 5.625%, 11/04/2008                    1,027,440
                  Energy - Independent--0.3%
  1,000,000   1,2 EOG Company of Canada, Company Guarantee, Series
                  144A, 7.000%, 12/01/2011                                  1,124,530
  1,080,000   1,2 Gazprom International SA, Company Guarantee,
                  7.201%, 2/01/2020                                         1,088,100
  650,000         Pemex Project Funding Master, Company Guarantee,
                  9.125%, 10/13/2010                                        779,675
                  Total                                                     2,992,305
                  Energy - Integrated--0.3%
  1,500,000       Husky Oil Ltd., Company Guarantee, 8.900%,
                  8/15/2028                                                 1,752,521
  1,250,000       Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006              1,334,700
                  Total                                                     3,087,221
                  Finance--0.2%
  250,000,000     General Electric Capital, Sr. Unsub., .100%,
                  12/20/2005                                                2,287,202
                  Financial Institutions - Banking--0.8%
  3,000,000       FirstBank Puerto Rico, Sub. Note, 7.625%,
                  12/15/2005                                                3,129,246
  2,173,543   1,2 Regional Diversified Funding, 9.250%, 3/15/2030           2,547,023
  1,000,000   1,2 Swedbank, Sub., 7.500%, 11/29/2049                        1,086,608
  2,000,000       Washington Mutual Finance, Sr. Note, 8.250%,
                  6/15/2005                                                 2,092,740
                  Total                                                     8,855,617
                  Financial Institutions - Finance Noncaptive--0.1%
  500,000         Susa Partnership LP, 8.200%, 6/01/2017                    649,865
                  Financial Institutions - Insurance - Life--0.4%
  550,000         AXA-UAP, Sub. Note, 8.600%, 12/15/2030                    710,869
  750,000         Delphi Funding, 9.310%, 3/25/2027                         800,625
  2,000,000   1,2 Life Re Capital Trust I, Company Guarantee,
                  8.720%, 6/15/2027                                         2,170,280
  500,000     1,2 Union Central Life Insurance Co., Note, 8.200%,
                  11/1/2026                                                 560,745
                  Total                                                     4,242,519
                  Financial Institutions - Insurance - P&C--0.5%
  1,000,000   1,2 Liberty Mutual Ins Co, Sub. Note, 8.200%,
                  5/04/2007                                                 1,104,570
  2,800,000   1,2 MBIA Global Funding LLC, 2.875%, 11/30/2006               2,797,396
  500,000     1,2 USF&G Cap, 8.312%, 7/1/2046                               579,975
  500,000         USF&G Corp., Company Guarantee, 8.470%, 1/10/2027         572,480
                  Total                                                     5,054,421
                  Financial Institutions - REITs--0.5%
  2,700,000       EOP Operating LP, 8.375%, 3/15/2006                       2,925,693
  2,000,000       Rouse Co., 5.375%, 11/26/2013                             1,884,466
                  Total                                                     4,810,159
                  Foreign-Local-Government--0.2%
  2,300,000       Hydro Quebec, Sr. Deb., 6.300%, 5/11/2011                 2,583,153
                  Sovereign--0.6%
  5,500,000   1,2 Aries Vermogensverwaltng, Note, Series 144A,
                  9.600%, 10/25/2014                                        6,187,500
                  Technology--0.2%
  1,650,000       Unisys Corp., 8.125%, 6/01/2006                           1,757,250
                  Transportation - Services--0.1%
  875,000         Hertz Corp., 4.700%, 10/02/2006                           895,324
                  Unassigned--0.1%
  700,000         West Aust Treasury Corp., Local Government
                  Guarantee, Series 07, 8.000%, 10/15/2007                  526,856
                  Utility - Electric--0.2%
$ 550,000     1,2 Israel Electric Corp. Ltd, Sr. Note, 7.875%,
                  12/15/2026                                                597,801
  500,000     1,2 Israel Electric Corp. Ltd, Sr. Secd. Note, 7.750%,
                  3/01/2009                                                 566,960
  1,000,000   1,2 Tenaga Nasional, Deb., 7.500%, 1/15/2096                  942,520
                  Total                                                     2,107,281
                  Total Corporate Bonds (identified cost
                  $113,772,861)                                             116,872,944
                  Foreign Bonds--25.8%
                  Australian Dollar--0.2%
                  Sovereign--0.2%
  2,000,000       Australia, Government of, Series 808, 8.750%,
                  8/15/2008                                                 1,574,910
                  State/Provincial--0.0%
  550,000         Victoria, State of, Local Government Guarantee,
                  10.250%, 11/15/2006                                       424,341
                  Total Australian Dollar                                   1,999,251
                  British Pound--0.4%
                  Sovereign--0.4%
  500,000         United Kingdom, Government of, Bond, 5.000%,
                  3/07/2008                                                 906,081
  1,500,000       United Kingdom, Government of, Bond, 5.750%,
                  12/07/2009                                                2,810,428
                  Total british pound                                       3,716,509
                  Canadian Dollar--0.3%
                  Forest Products--0.3%
  3,750,000       Avenor Inc, Deb., 10.850%, 11/30/2014                     3,396,324
                  Danish Krone--0.2%
                  Sovereign--0.2%
  12,000,000      Kingdom of Denmark, 4.000%, 11/15/2010                    1,988,557
                  Euro--5.4%
                  Sovereign--4.8%
  1,000,000       Austria, Government of, Bond, 6.250%, 7/15/2027           1,486,769
  2,250,000       Austria, Government of, Bond, Series 97--5,
                  5.625%, 7/15/2007                                         2,942,997
  3,000,000       Buoni Poliennali Del Tes, 3.500%, 9/15/2008               3,704,457
  3,000,000       Buoni Poliennali Del Tes, 4.250%, 8/01/2013               3,708,110
  2,800,000       Colombia, Government of, Unsub., Series EMTN,
                  11.375%, 1/31/2008                                        3,971,975
  5,000,000       Germany, Government of, 4.500%, 7/04/2009                 6,405,448
  5,500,000       Germany, Government of, 5.250%, 1/04/2008                 7,177,925
  2,000,000       Germany, Government of, Bond, 3.750%, 1/04/2009           2,487,172
  3,476,784       Germany, Government of, Deb., 6.250%, 1/04/2024           5,126,776
  4,000,000       Germany, Government of, Series 0303, 4.250%,
                  1/04/2014                                                 4,953,888
  2,700,000       Hellenic Republic, 5.350%, Series 10YR, 5/18/2011         3,590,731
  1,247,895       Netherlands,  Government of, Bond, Series 1&2,
                  8.500%, 6/01/2006                                         1,671,145
  680,670         Netherlands, Government of, Bond, Series 1&2A,
                  8.250%, 2/15/2007                                         936,446
  2,184,039       Ukraine, Government of, Sr. Note, Series REGS,
                  10.000%, 3/15/2007                                        2,858,185
                  Total                                                     51,022,024
                  Telecommunications & Cellular--0.6%
  4,300,000       Eircom Funding, 8.250%, 8/15/2013                         5,689,586
  778,489         Jazztel PLC, 12.000%, 10/30/2012                          753,602
                  Total                                                     6,443,188
                  Total Euro                                                57,465,212
                  Japanese Yen--2.6%
                  Banking--1.2%
  220,000,000     Bk Nederlandse Gemeenten, Sr. Unsub., .8000%,
                  9/22/2008                                                 2,036,161
  410,000,000     Intl Bk Recon & Develop, 2.000%, Series 670,
                  2/18/2008                                                 3,963,189
  500,000,000     KFW International Finance, 1.750%, 3/23/2010              4,811,874
  215,000,000     Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN,
                  1.600%, 2/15/2011                                         2,033,775
                  Total                                                     12,844,999
                  Financial Intermediaries--0.2%
  260,000,000     Eksportfinans, Bond, 1.800%, 6/21/2010                    2,498,128
                  Sovereign--1.0%
$ 220,000,000     Canada, Government of, Note, .700%, 3/20/2006             2,035,153
  500,000,000     Interamer Dev Bk, 1.900%, 7/08/2009                       4,850,780
  350,000,000     Italy, Government of, Bond, 1.800%, 2/23/2010             3,369,914
                  Total                                                     10,255,847
                  Unassigned--0.2%
  215,000,000     Asian Development Bank, 3.125%, 6/29/2005                 2,018,620
                  Total Japanese Yen                                        27,617,594
                  Mexican Peso--0.5%
                  Sovereign--0.5%
  34,189,400      Mexico Fixed Rate Bonds, Bond, Series MI10,
                  8.000%, 12/19/2013                                        2,592,353
  40,000,000      Mexican Fixed Rate Bonds, Series M 20, 8.000%,
                  12/07/2023                                                2,655,660
                  Total mexican peso                                        5,248,013
                  Swedish Krona--0.3%
                  Sovereign--0.3%
  10,500,000      Sweden, Government of, Bond, 8.000%, 8/15/2007            1,582,763
  7,500,000       Sweden, Government of, Deb., Series 1038, 6.500%,
                  10/25/2006                                                1,067,743
  7,000,000       Sweden, Kingdom of, Deb., Series 1040, 6.500%,
                  5/05/2008                                                 1,027,968
                  Total swedish krona                                       3,678,474
                  Turkish Lira--0.5%
                  Sovereign--0.5%
  5,260,000,000300Turkey, Government Bond, Bond, 0.000%, 8/24/2005          2,789,219
  3,600,000,000,00Turkey, Government of, 25.000%, 11/16/2005                2,553,447
                  Total turkish lira                                        5,342,666
                  U.S. dollar--15.4%
                  Brewing--0.4%
  4,150,000   1,2 Bavaria, Series 144A, 8.875%, 11/01/2010                  4,409,375
                  Cable & Wireless Television--0.8%
  2,112,000       Innova S De R.L. , Sr. Note, 12.875%, 4/01/2007           2,159,520
  1,960,000       Innova S De R.L., 9.375%, 9/19/2013                       2,146,200
  8,000,000       Satelites Mexicanos SA, Sr. Note, Series B,
                  10.125%, 11/01/2004                                       4,440,000
                  Total                                                     8,745,720
                  Container & Glass Products--0.4%
  700,000         Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007       691,250
  4,000,000   1,2 Vitro SA, Note, Series 144A, 11.750%, 11/01/2013          3,620,000
                  Total                                                     4,311,250
                  Oil & Gas--2.3%
  7,200,000       Bluewater Finance Ltd., Company Guarantee,
                  10.250%, 2/15/2012                                        7,668,000
  4,200,000   1,2 Companhia Petrolifera Marlim, 12.250%, Series
                  144A, 9/26/2008                                           4,809,000
  2,500,000       Gaz Capital SA, Note, Series 144A, 8.625%,
                  4/28/2034                                                 2,587,500
  2,360,000   1,2 Gazprom, Note, Series 144A, 9.625%, 3/01/2013             2,572,400
  3,000,000       Petronas Capital Ltd., 7.875%, Series REGS,
                  5/22/2022                                                 3,474,750
  3,030,000   1,2 Petrozuata Finance Inc., Company Guarantee, Series
                  144A, 8.220%, 4/01/2017                                   2,923,950
                  Total                                                     24,035,600
                  Rail Industry--0.1%
  1,350,000       Transportacion Ferroviaria Mexicana SA DE CV,
                  Company Guarantee, 11.750%, 6/15/2009                     1,363,500
                  Sovereign--9.7%
  5,863,850       Brazil, Government of Brady,  C Bond, 8.000%,
                  4/15/2014                                                 5,739,536
  2,500,000       Brazil, Government of, 14.500%, 10/15/2009                3,165,000
  4,475,000       Brazil, Government of, Bond, 11.500%, 3/12/2008           5,123,875
  3,990,000       Brazil, Government of, Note, 11.000%, 1/11/2012           4,448,850
  3,600,000       Brazil, Government of, Note, 12.000%, 4/15/2010           4,185,000
  1,000,000   1,2 Bulgaria, Government of, Bond, Series 144A,
                  8.250%, 1/15/2015                                         1,228,750
  1,200,000       Colombia, Government of, 10.000%, 1/23/2012               1,344,000
  2,200,000       Colombia, Republic of, Bond, 8.125%, 5/21/2024            2,024,000
$ 1,700,000       El Salvador, Government , Bond, Series REGS,
                  8.250%, 4/10/2032                                         1,661,750
  1,000,000   1,2 El Salvador, Government of, Bond, Series 144a,
                  7.750%, 1/24/2023                                         1,070,000
  5,550,000       Mexico, Government of, Bond, 8.000%, 9/24/2022            6,271,500
  700,000         Mexico, Government of, Bond, 11.500%, 5/15/2026           1,051,750
  2,400,000       Mexico, Government of, Note, 8.125%, 12/30/2019           2,766,000
  3,000,000       Peru, Government of, Note, 9.875%, 2/06/2015              3,405,000
  3,600,000       Philippines, Government, 9.375%, 1/18/2017                3,807,000
  1,200,000       Philippines, Government , 9.875%, 1/15/2019               1,263,000
  1,000,000       Philippines, Government , Note, 8.2500%, 1/15/2014        985,000
  1,328,000       Philippines, Government , Note, 8.375%, 2/15/2011         1,349,580
  10,600,000      Russia, Government of, Series REGS, 8.250%,
                  3/31/2010                                                 11,601,170
  12,450,000  1,2 Russia, Government of, Unsub., Series REGS,
                  5.000%, 3/31/2030                                         11,942,040
  5,550,000       Russia, Government of, Unsub., Series REGS,
                  12.750%, 6/24/2028                                        8,422,125
  2,000,000       Turkey, Government of, 9.000%, 6/30/2011                  2,195,000
  800,000         Turkey, Government of, 9.500%, 1/15/2014                  904,000
  3,650,000       Turkey, Government of, 11.000%, 1/14/2013                 4,443,875
  825,000         Turkey, Government of, Sr. Unsub., 12.375%,
                  6/15/2009                                                 1,027,125
  7,120,000       Venezuela, Government of, 10.750%, 9/19/2013              7,778,600
  4,520,000       Venezuela, Government of, Bond, 9.250%, 9/15/2027         4,237,500
                  Total                                                     103,441,026
                  Steel--0.3%
  3,700,000   1,2 CSN Islands VIII Corp., Company Guarantee, Series
                  144A, 9.750%, 12/16/2013                                  3,700,000
                  Telecommunications & Cellular--1.2%
  2,000,000       Mobile Telesystems, 8.375%, Series 144A, 10/14/2010       1,990,000
  6,500,000       Partner Communications, Sr. Sub. Note, 13.000%,
                  8/15/2010                                                 7,507,500
  2,750,000       Philippine Long Distance , Sr. Unsub., 11.375%,
                  5/15/2012                                                 3,169,375
                  Total                                                     12,666,875
                  Utilities--0.2%
  2,200,000   1,2 CIA Saneamento Basico, Note, Series 144A, 12.000%,
                  6/20/2008                                                 2,359,500
                  Total U.s. Dollar                                         165,032,846
                  Total Foreign Bonds (identified cost $259,041,700)        275,485,446
                  Asset-Backed Securities--0.2%
                  Home Equity Loan--0.1%
  583,596     1,2 125 Home Loan Owner Trust 1998-1A B1, 9.260%,
                  02/15/2029                                                592,075
  219,687         New Century Home Equity Loan Trust 1997-NC5 M2,
                  7.240%, 10/25/2028                                        221,845
                  Total                                                     813,920
                  Manufactured Housing--0.1%
  2,000,000       Green Tree Financial Corp. 1993-4 B2, 8.550%,
                  01/15/2019                                                1,325,900
                  Non-Agency Mortgage--0.0%
  31,509      1,2 SMFC Trust Asset-Backed Certificates , Series
                  1997-A B1-4, 1.444%, 1/28/2027                            24,154
                  Total Asset-Backed Securities (identified cost
                  $2,848,881)                                               2,163,974
                  Common Stock--0.1%
                  Financial Institution - Insurance - Life--0.0%
  790          4  Conseco, Inc.                                             13,430
                  Telecommunications & Cellular--0.1%
  4,026,252    4  Jazztel PLC                                               1,274,667
                  Total Common Stock (identified cost $5,774,606)           1,288,097
                  Mortgage Backed Securities--0.0%
                  Government National Mortgage Association--0.0%
$ 163,465         Government National Mortgage Association Pool
                  780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED
                  COST $183,694)                                            184,431
                  U.S. Treasury--3.4%
                  U.S. Treasury Bonds-3.4%
  8,600,000       United States Treasury Bond, 10.750%, 8/15/2005           9,312,854
  14,890,000      United States Treasury Bond, 11.625%, 11/15/2004          15,188,396
$ 10,000,000      United States Treasury Bond, 12.000%, 5/15/2005           10,710,200
  1,025,000       United States Treasury Bond, 12.750%, 11/15/2010          1,154,724
                  Total U.S. treasury (identified cost $43,088,083)         36,366,174
                  Municipals--0.2%
                  Municipal Services--0.2%
  750,000         Atlanta & Fulton County, GA Recreation Authority,
                  (Downtown Arena Project), Taxable Revenue Bonds,
                  Series 1997, 7.000%, 12/01/2028                           820,807
  250,000         McKeesport, PA, Taxable G.O.  Series B 1997,
                  7.300%, 03/01/2020                                        270,378
  805,000         North Central, TX Housing Finance Corp., (Tiffany
                  Square Apartments), Housing Revenue Bonds (Series
                  1999-B), 9.100%, 12/01/2014                               901,890
                  Total municipals (IDENTiFIED COST $1,797,355)             1,993,075
                  Options Contracts--0.0%
  17,005,165      Deutsche Brazil C Put Strike Price 93.25
                  Expiration 10/04/2004                                     34,010
  5,300,000       Bony USD Call / MXN Put ( Call-Option ) Strike
                  Price:11.5945; Expiration Date:21-Oct-2004                38,690
                  Total options contracts (IDENTiFIED COST $637,876)        72,700
                  Mutual Funds--57.8%5
  4,076,100       Emerging Markets Fixed Income Core Fund                   62,016,200
  7,209,694       Federated Mortgage Core Portfolio                         73,610,972
  67,144,654      High Yield Bond Portfolio                                 464,641,006
  18,212,590      Prime Value Obligations Fund, Class IS                    18,212,590
                  Total Mutual Funds (identified cost $721,840,699)         618,480,768
                  Preferred Stocks--0.3%
                  Financial Institutions - Brokerage--0.2%
  40,000          Lehman Brothers Holdings, Pfd. 5.67%, $2.84,
                  Annual Dividend                                           2,000,000
                  Financial Institutions - REITs--0.1%
  9,900           Prologis Trust, REIT Perpetual Pfd. Stock, Series
                  C, $4.27, Annual Dividend                                 596,475
                  Total Preferred Stocks (identified cost $2,146,408)       2,596,475
                  Warrants--0.0%
                  Financial Institutions - Insurance - Life--0.0%
  3,160           Conseco, Inc.                                             11,692
                  Sovereign--0.0%
  250             Nigeria, Government of, Warrant 11/15/2020                0
                  Unassigned--0.0%
  2,013           Arcadia Financial Ltd. - Warrants                         0
                  Total Warrants
                   (identified cost $484,494)                               11,692
                  Total Investments---98.7% (identified cost
                  $1,151,616,657)6                                          1,055,515,776
                  other assets and liabilities---net--1.3%                   13,843,398
                  total net assets--100%                                    $1,069,359,174


1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $72,992,335 which represents 6.8% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At August 31, 2004, these securities amounted to $72,992,335 which represents 6.8% of total net assets.

3    Denotes a zero coupon bond with effective rate at time of purchase.

4    Non-income producing security.

5    Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $1,158,856,753. The net unrealized depreciation of investments for federal tax purpose was $103,340,977. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,358,263 and net unrealized depreciation from investments for those securities having an excess of cost over value of $133,699,240.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronym is used throughout this portfolio:
REIT(s)     --Real Estate Investment Trust (s)





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004